Revenue and related balances (Tables)	3 Months Ended
Mar. 31, 2025
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2025	2024
	$	$
Subscription revenue	54,183	47,890
Professional services	3,113	3,513
	57,296	51,403